FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustments - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustments [Line Items]
Valuation Adjustment	£ 562	£ 521	£ 744
Credit Valuation Adjustment [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustments [Line Items]
Valuation Adjustment	409	408
Debit Valuation Adjustment [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustments [Line Items]
Valuation Adjustment	(79)	(37)
Funding Valuation Adjustment [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustments [Line Items]
Valuation Adjustment	£ 232	£ 150